Other Non-Current Assets - Schedule of Other Non-Current Assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jul. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Disclosure of financial assets [line items]
Debt instruments	R 311	R 274
Loans to associates	116	116
Other loans	5	3
Equity instruments	77	59
Total other non-current assets	R 388	333
Ownership interest (as a percent)	12.38%
Subordinated And Unsecured Loan To ARM BBEE Trust | JIBAR
Disclosure of financial assets [line items]
Interest rate margin (as a percent)	4.25%
ARM BBEE Trust
Disclosure of financial assets [line items]
Non-current loans and receivables					R 200
Loan to ARM BBEE Trust	R 306	271
Pamodzi
Disclosure of financial assets [line items]
Loans to associates	116	116
Rand Mutual Assurance
Disclosure of financial assets [line items]
Equity instruments	69	52		R 0
Other investments
Disclosure of financial assets [line items]
Equity instruments	8	7
Debt instrument
Disclosure of financial assets [line items]
Loss allowance	R (116)	R (116)		(119)
Financial assets available-for-sale, category [member] | Other Non-current Assets, Unquoted Equity Investments [Member] | Rand Mutual Assurance
Disclosure of financial assets [line items]
Financial assets, carrying amount immediately before initial application of IFRS 9				R 0
Investments in equity instruments designated at fair value through other comprehensive income [member] | Other Non-current Assets, Unquoted Equity Investments [Member] | Rand Mutual Assurance
Disclosure of financial assets [line items]
Financial assets, carrying amount immediately after initial application of IFRS 9			R 82